FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INCOME AND EXPENSES
Schedule of financial income and expenses

a)    Financial income

	01.01.2019	01.01.2018	01.01.2017
Detail	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$

Interest income	3,249,550	1,046,580	8,370,338
Guaranty restatement Ipiranga acquisition	27,219	—	—
Recovery PIS and COFINS credits (1)	39,780,620	—	—
Other financial income	2,098,402	2,893,664	2,824,037
Total	45,155,791	3,940,244	11,194,375
(1)	See Note 6 for more information regarding recovery

b)    Financial costs

	01.01.2019	01.01.2018	01.01.2017
Details	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$

Bond interest	38,153,036	38,547,682	42,178,816
Bank loan interest	1,337,670	1,828,588	5,553,485
Other financial costs	6,718,314	14,638,390	7,488,068
Total	46,209,020	55,014,660	55,220,369